Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of significant accounting policies [Abstract]
Schedule of Subsidiaries
These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities controlled by the Company. All subsidiaries are wholly-owned. Control exists when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition up to the effective date of disposition or loss of control. The Company's principal properties and material subsidiaries of the Company and their geographic locations at December 31, 2024 were as follows:

Direct parent company	Country of incorporation	Mining properties and projects owned
Alamos Gold Inc	Canada	Island Gold Mine Young-Davidson Mine Lynn Lake project
Argonaut Gold Inc.	Canada	Magino Mine
Minas de Oro Nacional, S.A. de C.V.	Mexico	The Mulatos District
Dogu Biga Madencilik Sanayi Ticaret AS	Türkiye	Turkish properties

Disclosure of detailed information about property, plant and equipment
Amortization rates applicable to each category of property, plant and equipment, with the exception of land, are as follows:

Asset	Useful life
Leasehold improvements	Lease term
Mobile equipment	2-10 years
Other equipment	2-20 years
Processing plant	Unit-of-production
Shaft, underground infrastructure and mineral properties	Unit-of-production
Lease ROU assets	2-5 years
Vehicles	3-7 years
Buildings	7-20 years
Office equipment	2-8 years

	Plant and equipment(v)	Mineral Property	Exploration and evaluation	Total
Cost
At December 31, 2022	$1,788.4	$3,070.0	$251.8	$5,110.2
Additions	51.5	284.2	32.2	367.9
Acquisition of Manitou (iii)	—	—	20.0	20.0
Transfers	4.0	(4.0)	—	—
Revisions to decommissioning liabilities	—	8.6	—	8.6
Disposals	(35.5)	(1.3)	(1.4)	(38.2)
At December 31, 2023	$1,808.4	$3,357.5	$302.6	$5,468.5
Acquisition of Argonaut (Note 6)	683.2	307.3	—	990.5
Additions	83.2	303.8	33.4	420.4
Acquisition of Orford (ii)	—	—	21.1	21.1
Transfer of Lynn Lake assets[1]	—	175.7	(175.7)	—
Transfers	39.1	(39.1)	—	—
Revisions to decommissioning liabilities	7.5	(4.9)	—	2.6
Disposals	(23.9)	—	—	(23.9)
At December 31, 2024	$2,597.5	$4,100.3	$181.4	$6,879.2

Accumulated amortization and impairment
At December 31, 2022	$807.9	$1,043.6	$84.9	$1,936.4
Amortization	106.6	101.0	—	207.6
Disposals	(34.3)	(1.3)	—	(35.6)
At December 31, 2023	$880.2	$1,143.3	$84.9	$2,108.4
Amortization	122.9	99.3	—	222.2
Reversal of impairment (i)	(21.8)	(34.3)	—	(56.1)
Disposals	(13.3)	—	—	(13.3)
At December 31, 2024	$968.0	$1,208.3	$84.9	$2,261.2

Net carrying value
At December 31, 2023	$928.2	$2,214.2	$217.7	$3,360.1
At December 31, 2024	$1,629.5	$2,892.0	$96.5	$4,618.0
1. Lynn Lake was determined to have achieved technical feasibility and commercial viability as of December 31, 2024, and was reclassified from an exploration and evaluation asset to a development stage asset following a mandatory impairment test.
The net carrying values and capital additions by segment (Note 23) are as follows:

	December 31, 2024		December 31, 2023
	Mineral Property, Plant and Equipment	Capital additions for the year ended[1]	Mineral Property, Plant and Equipment	Capital additions for the year ended[1]
Young-Davidson	$1,563.3	$87.5	1,500.3	73.5
Island Gold	1,596.5	258.0	1,397.7	243.4
Magino	995.9	28.4	—	—
Mulatos	232.7	19.9	293.0	29.9
Corporate and other[2]	229.6	26.6	169.1	21.1
	$4,618.0	$420.4	$3,360.1	$367.9
1. Segment capital additions are presented on an accrual basis. Mineral property, plant and equipment in the consolidated statements of cash flows are presented on a cash expenditure basis.
2 .Corporate and other consists of corporate balances and exploration and development projects.
(i) Reversal of impairment
As at September 30, 2024, the Company identified an indication of impairment reversal for the Young-Davidson CGU driven by an increase in long-term gold price assumptions and consistent with the assumptions utilized by the Company in its valuation of Argonaut, and performed an impairment assessment to determine the recoverable amount of the Young-Davidson CGU. The recoverable amount was determined to be greater than the carrying amount which resulted in a reversal of all previous impairments of $57.1 million excluding goodwill, which was recorded to mineral property, plant and equipment and an intangible asset.
The recoverable amounts of the Company’s CGUs are based primarily on the future after-tax cash flows expected to be derived from the Company’s mining properties and represent each CGU’s FVLCD, a Level 3 fair value measurement. The income valuation method represents the present value of future cash flows over the life of the asset using: (i) discrete financial forecasts, which rely on management’s estimates of reserve and resource quantities, costs to produce and develop reserves, revenues, and operating expenses; (ii) appropriate discount rates; and (iii) expected future capital requirements.
The Company's impairment assessment incorporated the following key assumptions:
Weighted average cost of capital
Projected cash flows were discounted using an after-tax discount rate of 5% which represented the Company’s weighted average cost of capital and which included estimates for risk-free interest rates, market value of the Company’s equity, market return on equity, share volatility and debt-to-equity financing ratio.
Gold price and CAD:USD foreign exchange assumptions
The gold price and foreign exchange assumptions used in the cash flow projections beyond three years are based on management's judgement, including consideration of historical volatility and consensus analyst pricing. These assumptions were as follows:

	2025 - 2027	Long-term
USD:CAD	1.35	1.33
Gold price ($)	2,120-2,300	1,950
(ii) Acquisition of Orford
On April 3, 2024, the Company acquired all the issued and outstanding common shares of Orford not previously owned by the Company, by way of a plan of arrangement (the "Orford Arrangement"). Upon closing, former Orford shareholders were issued 0.005588 Alamos common shares for each common share of Orford outstanding, excluding 61,660,902 Orford common shares, or 27.5% interest, held by the Company at April 3, 2024.
Upon closing of the transaction, the Company issued 908,689 shares as part of the consideration. Common shares issued were valued at the closing share price on April 3, 2024 of CAD $19.87. The total consideration for the acquisition was $20.7 million, including transaction costs of $1.0 million.
Management determined that the acquisition of Orford did not meet the definition of a business combination in accordance with IFRS 3 - Business Combinations. Accordingly, the Company has accounted for the transaction as an asset acquisition. The allocation of the purchase price to the net assets acquired are as follows:

Purchase price:
Fair value of total shares issued (Note 18)	$13.3
Fair value of 27.5% interest in Orford prior to acquisition	5.0
125,852 replacement warrants issued	0.8
93,958 replacement options issued	0.6
Transaction costs	1.0
Total consideration	$20.7

Net assets acquired
Cash and cash equivalents	$1.2
Mineral property, plant and equipment	21.1
Other assets	0.2
Accrued liabilities and other liabilities	(1.8)
$20.7
The Orford mineral property has been recognized as part of the Corporate and Other reportable operating segment (Note 23).

Schedule of Investments By Classification

Asset / Liability
Cash and cash equivalents	Amortized cost
Equity securities	Fair value through OCI
Amounts receivable	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Debt and financing obligations	Amortized cost
Non-hedged derivatives	Fair value through profit or loss
Cash flow hedging derivatives	Fair value through OCI